UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Michigan - 94.2%	Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds,
	VRDN, Series 1997-A, 1.69%, 2/01/27 (a)	$ 770	$ 770,000

	Berrien County, Michigan, Economic Development Corporation Revenue
	Bonds (Arlington Corp. Project), VRDN, AMT, 2.55%, 9/01/16 (a)	2,020	2,020,000

	Detroit, Michigan, GO, TAN, 3.50%, 3/31/09	11,000	11,138,380

	Detroit, Michigan, Sewage Disposal Revenue Refunding Bonds, FLOATS,
	VRDN, Series 2721, 1.58%, 7/01/36 (a)(b)(c)(d)	3,749	3,748,500

	Detroit, Michigan, Sewage Disposal Revenue Refunding Bonds,
	Senior Lien, VRDN, Series C-1, 1.80%, 7/01/27 (a)(e)	7,100	7,100,000

	Deutsche Bank SPEARs/LIFERs Trust, Kent County, Michigan, GO, SPEARs,
	VRDN, Series DB-516, 1.58%, 1/01/32 (a)	2,330	2,330,000

	Deutsche Bank SPEARs/LIFERs Trust, Wayne County, Michigan, Airport
	Authority, Revenue Refunding Bonds, SPEARs, VRDN, AMT,
	Series DB-652, 1.61%, 12/01/32 (a)(f)	11,000	11,000,000

	Farwell, Michigan, Area Schools, SAN, 4.25%, 8/28/08	2,000	2,001,745

	Genesee County, Michigan, Economic Development Corporation, Limited
	Obligation Revenue Bonds (Riegle Press, Inc. Project), VRDN, AMT, 2.23%,
	8/01/15 (a)	950	950,000

	Hartland, Michigan, Consolidated School District, SAN, 4.25%, 8/22/08	3,965	3,967,933

	Holland Charter Township, Michigan, Economic Development Corporation,
	Limited Obligation Revenue Bonds (Chicago Mission 3A Hockey), VRDN,
	1.62%, 10/01/28 (a)	2,135	2,135,000

	Jackson County, Michigan, Economic Development Corporation, Limited
	Obligation Revenue Bonds (American Tooling Center Project), VRDN,
	AMT, 2.65%, 6/01/11 (a)	1,200	1,200,000

	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
	(Spectrum Health), VRDN, Series B-2, 1.56%, 1/15/47 (a)	7,100	7,100,000

	Lakeview, Michigan, School District (Calhoun District), GO, VRDN,
	Series B, 1.80%, 5/01/32 (a)	6,900	6,900,000

	Macomb County, Michigan, Economic Development Corporation, Limited
	Obligation Revenue Bonds (Aim Plastics, Inc. Project), VRDN, AMT, 1.72%,
	6/01/37 (a)	3,295	3,295,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
CP	Commercial Paper	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	SAN	State Aid Notes
GO	General Obligation Bonds	SPEARs	Short Puttable Exempt Adjustable Receipts
HDA	Housing Development Authority	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
LIFERs	Long Inverse Floating Exempt Receipts	VRDN	Variable Rate Demand Notes

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
Refunding Bonds (Mount Clemens General Hospital), VRDN, Series A-1,
1.60%, 10/01/20 (a)	$ 2,100	$ 2,100,000

Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
Refunding Bonds (Mount Clemens General Hospital), VRDN, Series A-2,
2%, 10/01/20 (a)	7,695	7,695,000

Marquette County, Michigan, Economic Development Corporation,
Limited Obligation Revenue Bonds (Pioneer Labs Inc. Project), VRDN,
AMT, Series A, 1.91%, 6/01/12 (a)	400	400,000

Michigan Municipal Bond Authority Revenue Notes, Series B-2, 4.50%,
8/20/08	7,700	7,708,476

Michigan State, GO, Series A, 4%, 9/30/08	5,000	5,013,122

Michigan State, HDA, CP, 1.80%, 7/08/08	7,100	7,100,000

Michigan State, HDA, M/F Housing Revenue Bonds (Berrien Woods III),
VRDN, AMT, Series A, 1.66%, 7/01/32 (a)	5,650	5,650,000

Michigan State, HDA, M/F Limited Obligation Revenue Bonds (Arbors),
VRDN, AMT, Series A, 1.70%, 9/01/35 (a)	2,270	2,270,000

Michigan State, HDA, Revenue Refunding Bonds, FLOATS, VRDN, AMT,
Series 2051, 1.70%, 6/01/17 (a)(d)	5,625	5,625,000

Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B,
1.75%, 6/01/30 (a)	4,500	4,500,000

Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series B,
1.75%, 6/01/38 (a)	2,700	2,700,000

Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series D,
3.05%, 9/03/08 (a)	6,800	6,800,000

Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT, Series F,
1.75%, 12/01/38 (a)	7,600	7,600,000

Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health
Credit Group), VRDN, Series F, 1.85%, 11/01/18 (a)	7,290	7,290,000

Michigan State Hospital Finance Authority, Revenue Refunding Bonds
(Ascension Health), VRDN, Series B, 1.49%, 11/15/33 (a)	500	500,000

Michigan State Hospital Finance Authority, Senior Credit Revenue
Refunding Bonds (Ascension Health), VRDN, Series B-1,
1.35%, 11/15/26 (a)	4,620	4,620,000

Michigan State Hospital Finance Authority, Senior Credit Revenue
Refunding Bonds (Ascension Health), VRDN, Series B-4,
1.49%, 11/15/26 (a)	6,800	6,800,000

Michigan State Hospital Finance Authority, Senior Credit Revenue
Refunding Bonds (Ascension Health), VRDN, Series B-8,
1.49%, 11/15/26 (a)	4,000	4,000,000

Michigan State Strategic Fund, Limited Obligation, IDR (GNP Real Estate
Project), VRDN, AMT, 1.70%, 7/01/34 (a)	2,080	2,080,000

Michigan State Strategic Fund, Limited Obligation, IDR (Lapeer Industries
Project), VRDN, AMT, 1.70%, 11/01/27 (a)	4,500	4,500,000

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Alphi
Manufacturing, Inc. Project), VRDN, AMT, 1.75%, 5/01/19 (a)	$ 1,000	$ 1,000,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Apollo
Plating, Inc. Project), VRDN, AMT, 1.70%, 3/01/22 (a)	2,100	2,100,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Automatic Handling, Inc. Project), VRDN, AMT, 1.86%, 7/01/09 (a)	585	585,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (BBPV
Project), VRDN, AMT, Series A-2, 2.11%, 1/01/14 (a)	175	175,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Biewer
of Lansing LLC Project), VRDN, AMT, 1.76%, 5/01/19 (a)	315	315,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (C&M
Manufacturing Corporation Inc. Project), VRDN, AMT,
2.55%, 7/01/14 (a)	2,335	2,335,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Chambers Enterprises II Project), VRDN, AMT, 1.72%, 11/01/18 (a)	725	725,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Cherry
Central Co-operative, Inc. Project), VRDN, 1.84%, 11/01/13 (a)	375	375,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Drake
Enterprises Inc. Project), VRDN, AMT, 2.55%, 6/01/15 (a)	1,800	1,800,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Environmental Quality Company Project), VRDN, AMT,
1.72%, 5/01/26 (a)	2,520	2,520,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (FMS
Walker LLC Project), VRDN, AMT, 1.70%, 7/01/29 (a)	2,745	2,745,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Gentz
Aerospace Production LLC Project), VRDN, AMT,
1.72%, 5/01/21 (a)	2,940	2,940,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Glastender Inc. Project), VRDN, AMT, 2.55%, 12/01/10 (a)	1,400	1,400,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Golden
Keys Development LLC Project), VRDN, AMT, 2.55%,
3/01/18 (a)	2,250	2,250,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Goodwill Industries of Northern Michigan), VRDN, 2%, 10/01/27 (a)	2,615	2,615,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Haviland Products Company Project), VRDN, AMT, 1.72%, 9/01/32 (a)	2,100	2,100,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Henry
Ford Museum Village Project), VRDN, 1.60%, 12/01/33 (a)	4,200	4,200,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Imperial Metal Products Company Project), VRDN, AMT,
1.70%, 7/01/20 (a)	675	675,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Inalfa-
Hollandia, Inc. Project), VRDN, AMT, 1.72%, 5/01/16 (a)	270	270,000

3

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Innotec Corporation Project), VRDN, AMT, 1.70%, 9/01/34 (a)	$ 1,170	$ 1,170,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Jo-Mar
Family LLC/Troy Tube and Manufacturing Company Project), VRDN, AMT,
1.70%, 12/01/26 (a)	1,000	1,000,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Krehier
Wire Processing Project), VRDN, AMT, 1.72%, 10/01/36 (a)	1,400	1,400,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (M&P
Capital LLC Project), VRDN, AMT, Series A, 1.70%, 6/01/34 (a)	735	735,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (MANS
Project), VRDN, AMT, Series C, 1.72%, 11/01/20 (a)	1,600	1,600,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill
Tool Holdings Co. Project), VRDN, AMT, Series A,
1.86%, 6/01/25 (a)	900	900,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Merrill
Tool Holdings Co. Project), VRDN, AMT, Series B,
1.86%, 6/01/25 (a)	1,400	1,400,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Morrell, Inc. Project), VRDN, AMT, 1.72%, 5/01/22 (a)	1,400	1,400,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (PS
Business Acquisition), VRDN, AMT, 1.70%, 12/01/31 (a)	1,925	1,925,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Park
Realty LLC), VRDN, AMT, Series A, 2.08%, 9/01/26 (a)	2,300	2,300,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Partalis Properties Project), VRDN, AMT, 1.84%, 10/01/28 (a)	2,050	2,050,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Pioneer Labs, Inc. Project), VRDN, AMT, 2.05%, 9/01/12 (a)	700	700,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Plascore, Inc. Project), VRDN, AMT, 2.10%, 3/01/32 (a)	4,680	4,680,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (RS
Development LLC Project), VRDN, AMT, 1.70%, 8/01/23 (a)	1,270	1,270,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Richwood Industries, Inc. Project), VRDN, AMT, 3.55%, 9/01/30 (a)	2,400	2,400,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Riverwalk Properties LLC Project), VRDN, AMT, 1.72%, 8/01/21 (a)	3,440	3,440,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Skyway
Precision, Inc. Project), VRDN, AMT, 1.70%, 3/01/23 (a)	4,100	4,100,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(TEI Investments LLC), VRDN, AMT, 1.72%, 2/01/22 (a)	535	535,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Thermo-Forms, Inc. Project), VRDN, AMT, 1.77%, 11/01/23 (a)	200	200,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ultra
Aluminum Manufacturing, Inc. Project), VRDN, AMT,
1.70%, 7/01/28 (a)	1,530	1,530,000

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Vector
Investments LLC Project), VRDN, AMT, 1.91%, 2/01/20 (a)	$ 1,200	$ 1,200,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds (WDKK
Development LLC Project), VRDN, AMT, 1.72%, 1/01/24 (a)	2,000	2,000,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Whitehall Industries), VRDN, AMT, Series A-6, 2.11%, 1/01/14 (a)	175	175,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (Consumers Energy Company Project), VRDN, 1.47%, 4/15/18 (a)	5,700	5,700,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (Detroit Edison Company Project), VRDN, AMT, Series DT, 1.65%,
12/01/36 (a)	6,000	6,000,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (Detroit Edison Company Project), VRDN, Series ET, 1.55%,
8/01/29 (a)	5,000	5,000,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (G. A. Richards Company Project), VRDN, AMT,
2.10%, 8/01/31 (a)	3,500	3,500,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (Hannah Technology and Resource Center Project), VRDN, AMT,
1.72%, 11/01/14 (a)	300	300,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (Jedco, Inc. Project), VRDN, AMT, 2.10%, 11/01/15 (a)	3,115	3,115,000

Michigan State Strategic Fund, Limited Obligation Revenue Refunding
Bonds (Sintel, Inc. Project), VRDN, AMT, 1.70%, 10/01/30 (a)	1,315	1,315,000

Michigan State Strategic Fund Revenue Bonds (Russell Investment
Company Project), VRDN, AMT, 1.70%, 5/01/27 (a)	2,030	2,030,000

Oakland County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Bonds (Easom Automation System Project), VRDN,
AMT, 1.70%, 11/01/29 (a)	500	500,000

Oakland County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Bonds (Marian High School, Inc. Project), VRDN,
1.62%, 5/01/37 (a)	3,055	3,055,000

Oakland County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Bonds (Schain Mold & Engineering), VRDN, AMT,
2.55%, 4/01/21 (a)	2,000	2,000,000

Oakland County, Michigan, Economic Development Corporation, Limited
Obligation Revenue Refunding Bonds (Pratt & Miller Engineering), VRDN,
AMT, 1.70%, 10/01/29 (a)	2,700	2,700,000

Oakland University, Michigan, Revenue Refunding Bonds, VRDN, 1.55%,
3/01/31 (a)	2,800	2,800,000

Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project),
VRDN, AMT, 2.55%, 9/01/19 (a)	1,500	1,500,000

Saline, Michigan, Area Schools, GO, Refunding, VRDN,
1.80%, 5/01/30 (a)	4,830	4,830,000

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Sanilac County, Michigan, Economic Development Revenue Bonds
	(Llink Technologies LLC Project), VRDN, AMT, 1.70%, 10/01/28 (a)	$ 1,365	$ 1,365,000

	University of Michigan, University Hospital Revenue Bonds, VRDN,
	Series A, 2.05%, 12/01/35 (a)	6,680	6,680,000

	University of Michigan, University Hospital Revenue Refunding Bonds,
	VRDN, Series A-2, 2.05%, 12/01/24 (a)	8,800	8,800,000

	Waterford, Michigan, School District, GO, SAN, 3.60%, 9/26/08	6,500	6,503,844

	Western Michigan University, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-11483, 1.58%, 11/15/28 (a)(e)	4,665	4,665,000

			302,202,000

Puerto Rico - 2.2%	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	7,000	7,004,779

	Total Investments (Cost - $309,206,779*) - 96.4%		309,206,779
	Other Assets Less Liabilities - 3.6%		11,668,935

	Net Assets - 100.0%		$ 320,875,714

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	BHAC Insured.

(c)	FGIC Insured.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	FSA Insured.

(f)	Assured Guaranty Insured.

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 309,206,779
Level 3	-

Total	$ 309,206,779

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008